Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 3,047,909	$ 3,026,123
Items not requiring (providing) cash
Depreciation and amortization	394,935	386,063
Provision for loan losses	120,000	140,000
Amortization of premiums and discounts on securities and loans	722,191	652,730
Deferred income taxes	(142,607)	(137,484)
Net realized gains on available-for-sale securities	(399,599)	(320,585)
Amortization of mortgage servicing rights	120,980	127,800
Impairment of mortgage servicing rights asset	38,967
Increase in cash surrender value of life insurance, net	(177,798)	(180,723)
Gains on sales of foreclosed assets	(33,970)	(49,975)
Shares held by ESOP committed to be released	108,421	90,649
Stock-based compensation expense	90,163	90,163
Changes in
Interest receivable	127,131	(2,433)
Other assets	(265,939)	(216,149)
Interest payable	(11,580)	(47,717)
Other liabilities	207,498	(254,242)
Origination of loans held for sale	(20,376,281)	(16,942,428)
Proceeds from sales of loans held for sale	20,675,254	16,845,646
Net cash provided by operating activities	4,245,675	3,207,438
Investing Activities
Net change in interest-earning time deposits	1,974,000	(2,724,000)
Proceeds from redemption of Federal Home Loan Bank stock	750,000
Purchases of available-for-sale securities	(66,685,397)	(29,989,452)
Proceeds from maturities and payments of available-for-sale securities	11,400,048	8,303,432
Proceeds from the sales of available-for-sale investments and other investments	39,301,125	30,695,946
Net change in loans	8,564,794	(8,749,699)
Purchase of premises and equipment	(165,431)	(168,237)
Proceeds from the sale of foreclosed assets	266,613	182,378
Net cash used in investing activities	(4,594,248)	(2,449,632)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	18,264,018	8,885,407
Net increase (decrease) in certificates of deposit	1,132,012	(15,545,039)
Net increase (decrease) in short-term borrowings	(7,996,529)	1,309,981
Net increase in advances from borrowers for taxes and insurance	111,287	28,155
Stock repurchase	(127,118)	(765,311)
Proceeds from stock options exercised	211,775	386,790
Dividends paid	(2,440,380)	(565,995)
Net cash provided by (used in) financing activities	9,155,065	(6,266,012)
Increase (Decrease) in Cash and Cash Equivalents	8,806,492	(5,508,206)
Cash and Cash Equivalents, Beginning of Year	4,103,432	9,611,638
Cash and Cash Equivalents, End of Year	12,909,924	4,103,432
Supplemental Cash Flows Information
Interest paid	1,059,906	1,175,090
Income taxes paid	1,325,000	1,356,000
Sale and financing of foreclosed assets	204,850	81,700
Real estate acquired in settlement of loans	114,400	379,825
Dividends declared not paid	179,904	1,934,834
Exercise and retirement of shares in stock option plan	$ 74,458	$ 153,271